Apr. 25, 2022
Simplify Macro Strategy ETF
Simplify Macro Strategy ETF
Principal Investment Strategies
The Fund executes as portion of its alternative strategy and derivatives overlay strategy indirectly by investing in a wholly-owned subsidiary. The Fund gains exposure to certain investments related to these strategies by investing up to 25% of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Simplify Asset Management Inc., the Fund’s investment advisor. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Alternative ETFs and commodity-linked derivatives in accordance with applicable tax rules and regulations.
Principal Investment Risks
Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.